UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number                      811-08495

GARTMORE MUTUAL FUNDS

(Exact name of registrant as specified in charter)
1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN, PENNSYLVANIA 19428
(Address of principal executive offices) (Zip code)
Eric Miller
1200 River Road
Suite 1000
Conshohocken, PA 19428
(Name and address of agent for service)

Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: 10/31/2005

Date of reporting period: 04/30/2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

     Item 1. Reports to Stockholders.

          Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semiannual Report

Gartmore Funds | April 30, 2005 (unaudited)

Optimal Allocations Series

Gartmore

www.gartmorefunds.com

SemiannualReport April 30, 2005 (unaudited) Optimal Allocations Series Gartmore Optimal Allocations Fund: Aggressive Gartmore Optimal Allocations Fund: Moderately Aggressive Gartmore Optimal Allocations Fund: Moderate Gartmore Optimal Allocations Fund: Specialty www.gartmorefunds.com

Solutions.

UNITED STATES   |   UNITED KINGDOM   |   JAPAN

Based in greater metropolitan Philadelphia, Gartmore is the global asset management arm of Nationwide®. Gartmore’s affiliated advisers* collectively manage more than $77 billion1in assets through its global investment platform encompassing more than 185 investment management professionals supported by an 800-person staff.

We provide core and specialty equity, fixed-income and alternative investment solutions through mutual funds, separate accounts, commingled portfolios and wrap accounts to individual and institutional clients around the world.

This wide range of investment opportunities is built on sound investment management processes designed to increase the probability of delivering enhanced risk-adjusted returns over the long term.

Our investment management teams incorporate fundamental stock selection with the application of technology to help control risk and add to returns. Insightful stock selection is a function of the efforts of talented alpha-driven managers and analysts, working in an entrepreneurial environment, who are specialists in their respective investment disciplines.

www.gartmore.com

*Gartmore’s Affiliated Advisers
The following 11 asset management affiliates of Nationwide do business under the trade name “Gartmore Group”: Gartmore Capital Management Ltd2, Gartmore Fund Managers Ltd2, Gartmore Global Partners2, 3, Gartmore Investment Ltd2, Gartmore Japan Ltd2, Gartmore Morley Capital Management, Inc.3, Gartmore Mutual Fund Capital Trust3, 4, Gartmore Riverview, LLC3, Gartmore SA Capital Trust3, 4, Gartmore Separate Accounts LLC3, and NorthPointe Capital® LLC3
1. As of April 30, 2005.
2. These advisers are subsidiaries of Gartmore Investment Management plc, which ultimately reports to Nationwide®.
3. These are SEC-registered investment advisers based in the United States. Collectively, these advisers manage $40.6 billion as of April 30, 2005.
4. Together, these advisers do business as Gartmore Global Investments, Inc.
Gartmore Global Investments is the investment adviser to Gartmore Funds. NorthPointe Capital is a federally registered service mark of Gartmore Global Investments, Inc. Nationwide is a federally registered service mark of Nationwide Mutual Insurance Company.
Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.
© 2005 Gartmore Global Investments, Inc. All rights reserved.

SemiannualReport

|	April 30, 2005 (unaudited)

Contents

2	Market Perspectives

Optimal Allocations Series
5	Gartmore Optimal Allocations Fund: Aggressive
11	Gartmore Optimal Allocations Fund: Moderately Aggressive
17	Gartmore Optimal Allocations Fund: Moderate
23	Gartmore Optimal Allocations Fund: Specialty

37	Notes to Financial Statements
SARBANES-OXLEY ACT SECTION 302 CERTIFICATIONS
SARBANES-OXLEY ACT SECTION 906 CERTIFICATIONS

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Funds. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on www.gartmorefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Market Perspectives October 31, 2004—April 30, 2005

Commentary by Young Chin

Co-Global Chief Investment Officer
President of the U.S. Individual Investor Group

The six-month period under review exhibited considerable volatility, with an early technology-led rally giving way to declining share prices at the beginning of 2005. The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index finished with a return of 8.95% versus 3.28% for the S&P 500® Index.

The final two months of 2004 witnessed a broad rally in global equity markets. As noted above, international stocks—represented by the MSCI EAFE Index—outperformed their U.S. counterparts, primarily due to a depreciating U.S. dollar. The MSCI EAFE Index advanced 11.55% during this period, while the S&P 500 Index—a broad measure of the U.S. equity market—gained 7.59%.

Factors contributing to the rally included a decrease in the price of crude oil, which had spiked to a record high in October. The resolution of a close U.S. presidential race also helped investor psychology, as did favorable reports on a number of economic indicators, including retail sales. Information technology was a leading sector, while energy, which had outperformed for most of 2004, lagged the market during the final two months of the year; it has been an outperformer so far in 2005.

The new year brought a less favorable environment for stocks, as concerns about slowing economic growth, rising inflation and higher interest rates kept most markets on the defensive. The price of crude oil, as measured by West Texas Intermediate Crude Oil, was once again on the rise, climbing to a new peak of $56 per barrel in April before retreating to near the $50 level at the end of the period.

Adding to the negative impact of high oil prices were several reports that indicated accelerating U.S. inflation at the producer and consumer levels. Around the same time, the growth of the U.S. economy during the first quarter of 2005 was estimated at an annual rate of 3.1%, down from the previous quarter’s 3.8% pace. Concurrently, the Federal Reserve Board raised short-term interest rates in February and March, for a total of four 0.25% hikes during the six-month period.

Despite a rally by the U.S. dollar in the first four months of 2005, international markets held up better than those in the United States, with the MSCI EAFE Index posting a return of -2.33%, compared with -4.00% for the S&P 500 Index. Reversing the trends in evidence during the final two months of 2004, value outperformed growth, while large caps held up considerably better than small caps. Energy was one of the strongest-performing sectors, while information technology struggled during this four-month stretch.

Looking Ahead

We anticipate a continuation of the recent moderate-growth environment. Recent World Bank estimates for 2005 put real gross domestic product (GDP) growth in developed countries at 2.4%, while the pace in developing countries was expected to be considerably higher at 5.6%. In the United States, the rate of growth was pegged between those two figures at 4.0%.

We believe China will continue to be an important driver of worldwide economic expansion, especially with respect to its consumption of energy and industrial materials, such as metals and chemicals. One cautionary note out of China has been talk of a possible revaluation of China’s currency—the yuan. While such a move could help reduce the massive U.S. trade deficit, a sudden, large appreciation in the yuan might also drive U.S. interest rates significantly higher than they are at present. This rate reversal might occur due to the fact that China is currently a major investor in U.S. Treasury securities, which could change in the face of a sudden weakening in the U.S. dollar versus the Chinese yuan.

Energy prices represent another factor that could have an impact on the financial markets in the near term. The World Bank’s GDP estimates assume that the price of crude oil will fall in the second half of the year and average around $42 per barrel for all of 2005. Conversely, expectations on both the demand and supply sides of oil have been extremely volatile and difficult to predict with a high degree of confidence.

If oil prices fail to decline as expected, money that might have been spent elsewhere will be diverted to pay for gasoline, heating oil and other petroleum products. Consequently, we would expect to see slower growth in most global economies.

The monetary policy of central banks also should figure prominently in the near-term outlook. In the United States, the Federal Reserve Board appears intent on continuing to hike short-term interest rates in order to head off inflation, despite softness in long-term rates that many observers

2 Semiannual Report 2005

have interpreted as signaling an imminent slowdown. We believe the U.S. economy is stronger than many investors think and—with short-term interest rates still low by historical standards—the Fed has room to tighten a bit more without jeopardizing the economic expansion.

Likewise, we believe it is unlikely that energy costs could actually derail worldwide economic growth, although these costs are clearly a limiting factor. Against this backdrop, we anticipate pockets of strong growth amid generally modest demand in many industries for the balance of 2005.

Strengthening Our Commitment

In March 2005, I was appointed to the position of President of the U.S. Individual Investor Group. The decision to create this new role at Gartmore reflects our strong commitment to effectively overseeing the investment interests of our U.S.-based investors. At Gartmore, we seek to provide you with a broad range of choices in terms of asset classes and styles—offering equity and fixed-income, growth and value, core and sector, actively managed and indexed, and long-only and long-short funds. We also attempt to design investments that provide you with enhanced, risk-adjusted returns. My new role entails greater involvement in the risk management dimension of our investment operation with the goal of delivering risk-adjusted returns.

The new position also provides me with the opportunity to serve as a bridge between Gartmore’s investment managers and you, the Gartmore investor. We value the trust that you have placed in us as investment stewards. The optimal solution in meeting this ongoing objective is to dedicate our best human resources to the shareholder’s interests. Ultimately, this position consolidates our efforts in designing and delivering high-quality investments to each of our U.S. investors.

Investing in mutual funds involves risk, including possible loss of principal. There is no assurance that the investment objective of any fund will be achieved, or that a diversified portfolio will produce better returns than a nondiversified portfolio. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 800-848-0920 or visit www.gartmorefunds.com. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Funds. Although information has been obtained from, and is based on sources Gartmore Global Investments believes to be reliable, the Firm does not guarantee the accuracy of the information, and it may be incomplete or condensed. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore’s funds, please call 800-848-0920 to request a prospectus, or download a prospectus at www.gartmorefunds.com. Please read it carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

Important Information
The Gartmore Optimal Allocations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying Gartmore Funds.

There is no assurance that a diversified portfolio will produce better returns than a nondiversified portfolio. International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets.

Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than a more diversified investment.

Index performance is provided for comparison purposes only; the indexes are unmanaged and do not reflect fees or expenses. Individuals cannot invest directly in market indexes.

Standard & Poor’s 500 (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

2005 Semiannual Report 3

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Optimal Series

Gartmore Optimal Allocations Fund:
Aggressive

For the semiannual period ended April 30, 2005, the Gartmore Optimal Allocations Fund: Aggressive returned 4.10% (Class A at NAV) versus 4.58% for its composite benchmark, which consists of 70% S&P 500® Index, 25% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, and 5% Lehman Brothers U.S. Aggregate Index.

The Fund is a diversified “fund of funds” designed to serve as an aggressive investor’s total asset allocation solution. We have hired Ibbotson Associates Advisors, LLC, an asset allocation consulting firm, to help determine the target allocations for the Fund, and to help to select the Underlying Funds for each asset class and to recommend allocations to the Underlying Funds within each asset class. The Fund invests in a diverse set of 13 underlying funds with an allocation mix that has been designed to expand the “efficient frontier”— the line on a risk-reward graph containing the most risk-efficient combination of various asset classes or investment vehicles. In other words, by incorporating a combination of asset classes that have unique risk-reduction capabilities, or that behave differently under various market conditions, it is possible for the Fund to achieve higher risk-adjusted returns than those that could be achieved with a non-diversified portfolio. Allocations to the Underlying Funds are reviewed quarterly and rebalanced if necessary.

		Six-Month
		Returns of
		Underlying
	Target	Funds
Underlying Fund Allocations	Allocation	4/30/05*

Gartmore Global Financial Services Fund	19%	5.59%

Gartmore Nationwide Fund	14%	4.46%

Gartmore Global Health Sciences Fund	11%	11.45%

Gartmore Global Technology and Communications Fund	11%	-9.22%

Gartmore U.S. Growth Leaders Fund	10%	5.12%

Gartmore International Growth Fund	7%	9.48%

Gartmore Small Cap Fund	5%	8.18%

Gartmore U.S. Growth Leaders Long-Short Fund	5%	-1.28%

Gartmore Emerging Markets Fund	4%	10.82%

iShares Cohen & Steers Realty Majors Index Fund	4%	8.16%

Gartmore Micro Cap Equity Fund	4%	0.04%

Gartmore Global Utilities Fund	3%	11.48%

Gartmore Mid Cap Growth Fund	3%	2.93%

* Returns represent Institutional Share Class

During the reporting period, the U.S. equity markets seesawed sharply in reaction to inconsistent economic news, the prospect of renewed growth in inflation and the reality of rising interest rates. Thus far, 2005 has seen the markets decline, with investors taking profits early in the year and, in our view, overreacting negatively to the Federal Reserve’s multiple increases in the federal funds rate and the associated possibility that a recession might occur in late 2005 or early 2006.

Large-cap stocks ended the period with modest gains, as initial optimism about solid corporate earnings, President Bush’s re-election and falling crude oil prices gave way to concerns about rising interest rates and a possible return of stagflation— a condition marked by weak economic growth and high inflation. These concerns intensified in April after the gross domestic product report for the first quarter of 2005 showed that growth decelerated to 3.1% from the robust 3.8% pace of the fourth quarter of 2004. Large caps significantly outperformed small caps, reversing the trend in place for most of the past five years.

Global equity markets were strong in the final two months of 2004 but weakened in the first four months of the new year. In part, these developments were driven by the price of crude oil, which backed off from its October peak during November and December, then climbed to a new high in March. High oil prices were accompanied by signs that inflation might be becoming more broad-based, spreading beyond the commodity sector.

In terms of performance detractors, the Gartmore Global Technology and Communications Fund fell, despite the rally of technology stocks early in the reporting period. Investors turned cautious in early 2005 when, in light of muted information technology spending and indications that worldwide economic growth might be slowing, investors rotated money to more defensive sectors. The only other underlying fund producing negative returns was the Gartmore U.S. Growth Leaders Long-Short Fund,

2005 Semiannual Report 5

Gartmore Optimal Allocations Fund:
Aggressive (Continued)

Optimal Series

which was hurt by the continued compression of price/earnings multiples for quality growth stocks, an environment in which the Fund’s long positions declined.

The Fund’s allocation to the Gartmore Global Health Sciences Fund was the most positive contributor to the portfolio, even though the U.S. pharmaceutical industry was plagued by product controversies during the reporting period. The Fund’s allocation to the Gartmore Global Financial Services Fund contributed positively to returns. The Gartmore International Growth Fund rounds out the top three positive contributors to the portfolio; this underlying Fund benefited from the continuing expansion of global economies, although toward the end of the period concern arose about the possibility of slowing growth.

Looking ahead, we believe that this Fund is positioned to deliver higher returns than its benchmark, while generating a marginally higher risk level. The returns are expected to be derived from greater diversification that is achieved by allocating assets across 13 different underlying funds representing a broad range of asset classes that are not highly correlated.

Portfolio Manager: The Fund is managed by a team of portfolio managers and research analysts from Gartmore Mutual Fund Capital Trust.

Class A: GVAAX

Class B: GVABX
Class C: GAACX
Class R: GAARX
Institutional Service Class: GVISX
Institutional Class: GAAIX

6 Semiannual Report 2005

Gartmore Optimal Allocations Fund: Aggressive
Fund Performance

Average Annual Total Return

(For periods ended April 30, 2005)

		Six month*	Inception[1]

Class A	without sales charge[2]	4.10%	5.04%
	with sales charge[3]	-1.93%	-1.00%

Class B	without sales charge[2]	3.72%	4.13%
	with sales charge[4]	-1.28%	-0.87%

Class C	without sales charge[2]	3.70%	4.11%
	with sales charge[5]	2.70%	3.11%

Class R6		3.92%	4.44%

Institutional Class[6]		4.18%	5.02%

Institutional Service Class[6]		4.14%	4.97%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

*	Not Annualized.

[1]	Fund commenced operations on June 29, 2004.

[2]	These returns do not reflect the effects of sales charges (SC).

[3]	A 5.75% front-end sales charge was deducted.

[4]	A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 1% after 6 years.

[5]	A CDSC of 1.00% was deducted because it is charged when you sell Class C shares within the first year after purchase.

[6]	Not subject to any sales charges.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore Optimal Allocations Fund: Aggressive, the Optimal Allocations Aggressive Composite Index (Composite)(a), S&P 500 Index (S&P 500)(b), Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE)(c), Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(d), and the Consumer Price Index (CPI)(e) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Optimal Allocations Aggressive Composite is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The composite is a combination of the S&P 500 (70%), the MSCI EAFE (25%) and the LB Aggregate Bond (5%).

(b)	The S&P 500 is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large U.S. companies have performed.

(c)	The MSCI EAFE is an unmanaged, market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada.

(d)	The LB Aggregate Bond is an unmanaged, market value-weighted index of investment grade fixed-rate debt issues including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more.

(e)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2005 Semiannual Report 7

Optimal Series

Gartmore Optimal Allocations Fund: Aggressive

Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, November 1, 2004, and continued to hold your shares at the end of the reporting period, April 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(April 30, 2005)

			Beginning	Ending
			Account Value	Account Value	Expenses Paid	Annualized
Aggressive Fund			11/1/04	4/30/05	During Period*	Expense Ratio*

Class A	Actual		$1,000.00	$1,041.00	$2.78	0.55%
	Hypothetical	[1]	$1,000.00	$1,022.27	$2.76	0.55%

Class B	Actual		$1,000.00	$1,037.20	$6.31	1.25%
	Hypothetical	[1]	$1,000.00	$1,018.80	$6.28	1.25%

Class C	Actual		$1,000.00	$1,037.00	$6.31	1.25%
	Hypothetical	[1]	$1,000.00	$1,018.80	$6.28	1.25%

Class R	Actual		$1,000.00	$1,039.20	$4.30	0.85%
	Hypothetical	[1]	$1,000.00	$1,020.78	$4.27	0.85%

Institutional Service Class	Actual		$1,000.00	$1,041.40	$1.77	0.35%
	Hypothetical	[1]	$1,000.00	$1,023.26	$1.76	0.35%

Institutional Class	Actual		$1,000.00	$1,041.80	$1.27	0.25%
	Hypothetical	[1]	$1,000.00	$1,023.76	$1.26	0.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

[1]	Represents the hypothetical 5% return before expenses.

8 Semiannual Report 2005

Gartmore Optimal Allocations Fund: Aggressive
Portfolio Summary
(April 30, 2005)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Mutual Funds	96.8%
Other assets in excess of liabilities	3.2%

100.0%

Asset Allocation Detail

Equity Funds	96.8%
Other	3.2%

100.0%

Top Holdings

Gartmore Global Financial Services Fund Institutional	18.4%
Gartmore Nationwide Fund Institutional	13.4%
Gartmore Global Health Sciences Fund Institutional	11.1%
Gartmore Global Technology and Communications Fund Institutional	10.3%
Gartmore U.S. Growth Leaders Fund Institutional	9.5%
Gartmore International Growth Fund Institutional	6.8%
Gartmore U.S. Growth Leaders Long-Short Fund Institutional	4.9%
Gartmore Small Cap Fund Institutional	4.7%
iShares Cohen & Steers Realty Majors Index Fund	4.2%
Gartmore Emerging Markets Fund Institutional	3.9%
Other Mutual Funds	12.8%

100.0%

2005 Semiannual Report 9

Optimal Series

Statement of Investments
April 30, 2005 (Unaudited)

Gartmore Optimal Allocations Fund: Aggressive

Mutual Funds (96.8%)

	Shares	Value

Equity Funds (96.8%)
Gartmore Emerging Markets Fund Institutional (b)	7,402	$95,482
Gartmore Global Financial Services Fund Institutional (b)	36,142	450,330
Gartmore Global Health Sciences Fund Institutional (b)	23,995	269,706
Gartmore Global Technology and Communications Fund Institutional (b)	77,481	251,814
Gartmore Global Utilities Fund Institutional (b)	6,120	72,465
Gartmore International Growth Fund Institutional (b)	19,292	165,722
Gartmore Micro Cap Equity Fund Institutional (b)	4,684	90,588
Gartmore Mid Cap Growth Fund Institutional (b)	4,951	69,567
Gartmore Nationwide Fund Institutional (b)	16,822	326,521
Gartmore Small Cap Fund Institutional (b)	7,544	114,742
Gartmore U.S. Growth Leaders Fund Institutional (b)	25,681	231,902
Gartmore U.S. Growth Leaders Long-Short Fund Institutional (b)	12,918	118,199
iShares Cohen & Steers Realty Majors Index Fund	762	101,537

Total Mutual Funds		2,358,575

Total Investments (Cost $2,382,705) (a) — 96.8%		2,358,575
Other assets in excess of liabilities — 3.2%		76,942

NET ASSETS — 100.0%		$2,435,517

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in Institutional Class Shares of an affiliate.

See notes to financial statements.

10 Semiannual Report 2005

Optimal Series

Gartmore Optimal Allocations Fund:
Moderately Aggressive

For the semiannual period ended April 30, 2005, the Gartmore Optimal Allocations Fund: Moderately Aggressive returned 4.15% (Class A at NAV) versus 3.99% for its composite benchmark, which consists of 60% S&P 500® Index, 20% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, and 20% Lehman Brothers U.S. Aggregate Index.

The Fund is a diversified “fund of funds” designed to serve as a moderately aggressive investor’s total asset allocation solution. We have hired Ibbotson Associates Advisors, LLC, an asset allocation consulting firm, to help determine the target allocations for the Fund, and to help to select the Underlying Funds for each asset class and to recommend allocations to the Underlying Funds within each asset class. The Fund invests in a diverse set of 15 underlying funds with an allocation mix that has been designed to expand the “efficient frontier”— the line on a risk-reward graph containing the most risk-efficient combination of various asset classes or investment vehicles. In other words, by incorporating a combination of asset classes that have unique risk-reduction capabilities, or that behave differently under various market conditions, it is possible for the Fund to achieve higher risk-adjusted returns than those that could be achieved with a non-diversified portfolio. Allocations to the Underlying Funds are reviewed quarterly and rebalanced if necessary.

		Six-Month
		Returns of
		Underlying
	Target	Funds
Underlying Fund Allocations	Allocation	4/30/05*

Gartmore Global Financial Services Fund	15%	5.59%

Gartmore Nationwide Fund	11%	4.46%

Gartmore Bond Fund	11%	1.62%

Gartmore U.S. Growth Leaders Fund	9%	5.12%

Gartmore Global Health Sciences Fund	8%	11.45%

Gartmore International Growth Fund	7%	9.48%

Gartmore Global Utilities Fund	6%	11.48%

Gartmore U.S. Growth Leaders Long-Short Fund	6%	-1.28%

Gartmore Government Bond Fund	5%	1.48%

Gartmore Global Technology and Communications Fund	5%	-9.22%

iShares Cohen & Steers Realty Majors Index Fund	4%	8.16%

Gartmore Small Cap Fund	4%	8.18%

Gartmore Emerging Markets Fund	3%	10.82%

Gartmore Mid Cap Growth Fund	3%	2.93%

Gartmore Convertible Fund	3%	-0.09%

*	Returns represent Institutional Share Class

During the reporting period, the U.S. equity markets seesawed sharply in reaction to inconsistent economic news, the prospect of renewed growth in inflation and the reality of rising interest rates. Thus far, 2005 has seen the markets decline, with investors taking profits early in the year and, in our view, overreacting negatively to the Federal Reserve’s multiple increases in the federal funds rate and the associated possibility that a recession might occur in late 2005 or early 2006.

Large-cap stocks ended the period with modest gains, as initial optimism about solid corporate earnings, President Bush’s re-election and falling crude oil prices gave way to concerns about rising interest rates and a possible return of stagflation— a condition marked by weak economic growth and high inflation. These concerns intensified in April after the gross domestic product report for the first quarter of 2005 showed that growth decelerated to 3.1% from the robust 3.8% pace of the fourth quarter of 2004. Large caps significantly outperformed small caps, reversing the trend in place for most of the past five years.

Global equity markets were strong in the final two months of 2004 but weakened in the first four months of the new year. In part, these developments were driven by the price of crude oil, which backed off from its October peak during November and December, then climbed to a new high in March. High oil prices were accompanied by signs that inflation might be becoming more broad-based, spreading beyond the commodity sector.

The top contributor to the Fund’s performance was the Gartmore Global Health Sciences Fund, even though the U.S. pharmaceutical industry was plagued by product controversies during the reporting period. The next-largest contributor was the Gartmore Global Financial Services Fund. The Gartmore Global Utilities Fund rounded out the top three contributors to the portfolio as it benefited from underweighting telecommunications stocks in favor of

2005 Semiannual Report 11

Gartmore Optimal Allocations Fund:
Moderately Aggressive (Continued)

Optimal Series

utilities and placing a significant stake in the energy sector, where record-high crude oil prices provided a favorable backdrop for companies that supply energy products to the utility industry.

In terms of performance detractors, the Gartmore Global Technology and Communications Fund fell, despite the rally of technology stocks early in the reporting period. Investors turned cautious in early 2005 when, in light of muted information technology spending and indications that worldwide economic growth might be slowing, investors rotated money to more defensive sectors. Another underlying Fund producing negative returns was the Gartmore U.S. Growth Leaders Long-Short Fund. This Fund declined because of the continued compression of price/earnings multiples for quality growth stocks, a poor environment for the Fund’s long positions.

Looking ahead, we believe that this Fund is positioned to deliver higher returns than its benchmark, while generating a marginally higher risk level. The returns are expected to be derived from greater diversification that is achieved by allocating assets across 15 different underlying funds representing a broad range of asset classes that are not highly correlated.

Portfolio Manager: The Fund is managed by a team of portfolio managers and research analysts from Gartmore Mutual Fund Capital Trust.

Class A: GMMAX

Class B: GMMBX
Class C: GMMCX
Class R: GAGRX
Institutional Service Class: GAASX
Institutional Class: GMMIX

12 Semiannual Report 2005

Gartmore Optimal Allocations Fund: Moderately Aggressive
Fund Performance

Average Annual Total Return

(For periods ended April 30, 2005)

		Six month*	Inception[1]

Class A	without sales charge[2]	4.15%	6.33%
	with sales charge[3]	-1.82%	0.22%

Class B	without sales charge[2]	3.90%	5.66%
	with sales charge[4]	-1.10%	0.66%

Class C	without sales charge[2]	3.76%	5.53%
	with sales charge[5]	2.76%	4.53%

Class R6		4.03%	6.01%

Institutional Class[6]		4.40%	6.59%

Institutional Service Class[6]		4.25%	6.44%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

*	Not Annualized.

[1]	Fund commenced operations on June 29, 2004.

[2]	These returns do not reflect the effects of sales charges (SC).

[3]	A 5.75% front-end sales charge was deducted.

[4]	A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 1% after 6 years.

[5]	A CDSC of 1.00% was deducted because it is charged when you sell Class C shares within the first year after purchase.

[6]	Not subject to any sales charges.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore Optimal Allocations Fund: Moderately Aggressive, the Optimal Allocations Moderately Aggressive Composite Index (Composite)(a), S&P 500 Index (S&P 500)(b), Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE)(c), Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(d), and the Consumer Price Index (CPI)(e) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Optimal Allocations Moderately Aggressive Composite is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The composite is a combination of the S&P 500 (60%), the MSCI EAFE (20%) and the LB Aggregate Bond (20%).

(b)	The S&P 500 is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large U.S. companies have performed.

(c)	The MSCI EAFE is an unmanaged, market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada.

(d)	The LB Aggregate Bond is an unmanaged, market value-weighted index of investment grade fixed-rate debt issues including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more.

(e)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2005 Semiannual Report 13

Optimal Series

Gartmore Optimal Allocations Fund: Moderately Aggressive

Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, November 1, 2004, and continued to hold your shares at the end of the reporting period, April 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(April 30, 2005)

			Beginning	Ending
Moderately Aggressive			Account Value	Account Value	Expenses Paid	Annualized
Fund			11/1/04	4/30/05	During Period*	Expense Ratio

Class A	Actual		$1,000.00	$1,041.50	$2.78	0.55%
	Hypothetical	[1]	$1,000.00	$1,022.27	$2.76	0.55%

Class B	Actual		$1,000.00	$1,039.00	$6.32	1.25%
	Hypothetical	[1]	$1,000.00	$1,018.80	$6.28	1.25%

Class C	Actual		$1,000.00	$1,037.60	$6.32	1.25%
	Hypothetical	[1]	$1,000.00	$1,018.80	$6.28	1.25%

Class R	Actual		$1,000.00	$1,040.30	$4.30	0.85%
	Hypothetical	[1]	$1,000.00	$1,020.78	$4.27	0.85%

Institutional Service Class	Actual		$1,000.00	$1,042.50	$1.77	0.35%
	Hypothetical	[1]	$1,000.00	$1,023.26	$1.76	0.35%

Institutional Class	Actual		$1,000.00	$1,044.00	$1.27	0.25%
	Hypothetical	[1]	$1,000.00	$1,023.76	$1.26	0.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

[1]	Represents the hypothetical 5% return before expenses.

14 Semiannual Report 2005

Gartmore Optimal Allocations Fund: Moderately Aggressive
Portfolio Summary
(April 30, 2005)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Mutual Funds	97.1%
Other assets in excess of liabilities	2.9%

100.0%

Asset Allocation Detail

Equity Funds	78.3%
Fixed Income Funds	18.8%
Other	2.9%

100.0%

Top Holdings

Gartmore Global Financial Services Fund Institutional	14.6%
Gartmore Bond Fund Institutional	10.9%
Gartmore Nationwide Fund Institutional	10.5%
Gartmore U.S. Growth Leaders Fund Institutional	8.6%
Gartmore Global Health Sciences Fund Institutional	8.0%
Gartmore International Growth Fund Institutional	6.8%
Gartmore Global Utilities Fund Institutional	5.9%
Gartmore U.S. Growth Leaders Long-Short Fund Institutional	5.8%
Gartmore Government Bond Fund Institutional	5.0%
Gartmore Global Technology and Communications Fund Institutional	4.7%
Other Mutual Funds	19.2%

100.0%

2005 Semiannual Report 15

Optimal Series

Statement of Investments
April 30, 2005 (Unaudited)

Gartmore Optimal Allocations Fund: Moderately Aggressive

Mutual Funds (97.1%)

	Shares	Value

Equity Funds (78.3%)
Gartmore Emerging Markets Fund Institutional (b)	9,501	$122,566
Gartmore Global Financial Services Fund Institutional (b)	48,939	609,783
Gartmore Global Health Sciences Fund Institutional (b)	29,835	335,344
Gartmore Global Technology and Communications Fund Institutional (b)	60,713	197,316
Gartmore Global Utilities Fund Institutional (b)	20,945	247,993
Gartmore International Growth Fund Institutional (b)	33,038	283,799
Gartmore Mid Cap Growth Fund Institutional (b)	8,506	119,510
Gartmore Nationwide Fund Institutional (b)	22,708	440,760
Gartmore Small Cap Fund Institutional (b)	10,372	157,762
Gartmore U.S. Growth Leaders Fund Institutional (b)	39,713	358,606
Gartmore U.S. Growth Leaders Long-Short Fund Institutional (b)	26,585	243,248
iShares Cohen & Steers Realty Majors Index Fund	1,201	160,033

		3,276,720

Fixed Income Funds (18.8%)
Gartmore Bond Fund Institutional (b)	47,279	458,608
Gartmore Convertible Fund Institutional (b)	12,529	120,780
Gartmore Government Bond Fund Institutional (b)	20,190	208,766

		788,154

Total Mutual Funds		4,064,874

Total Investments (Cost $4,093,822) (a) — 97.1%		4,064,874
Other assets in excess of liabilities — 2.9%		122,636

NET ASSETS — 100.0%		$4,187,510

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in Institutional Class Shares of an affiliate.

See notes to financial statements.

16 Semiannual Report 2005

Optimal Series

Gartmore Optimal Allocations Fund:
Moderate

For the semiannual period ended April 30, 2005, the Gartmore Optimal Allocations Fund: Moderate returned 4.08% (Class A at NAV) versus 3.55% for its composite benchmark, which consists of 40% S&P 500® Index, 20% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, and 40% Lehman Brothers U.S. Aggregate Index.

The Fund is a diversified “fund of funds” designed to serve as a moderate investor’s total asset allocation solution. We have hired Ibbotson Associates Advisors, LLC, an asset allocation consulting firm, to help determine the target allocations for the Fund, and to help to select the Underlying Funds for each asset class and to recommend allocations to the Underlying Funds within each asset class. The Fund invests in a diverse set of 14 underlying funds with an allocation mix that has been designed to expand the “efficient frontier”— the line on a risk-reward graph containing the most risk-efficient combination of various asset classes or mutual funds. In other words, by incorporating a combination of asset classes that have unique risk-reduction capabilities, or that behave differently under various market conditions, it is possible for the Fund to achieve higher risk-adjusted returns than those that could be achieved with a non-diversified portfolio. Allocations to the Underlying Funds are reviewed quarterly and rebalanced if necessary.

		Six-Month
		Returns of
		Underlying
	Target	Funds
Underlying Fund Allocations	Allocation	4/30/05*

Gartmore Bond Fund	15%	1.62%

Gartmore Global Financial Services Fund	11%	5.59%

Gartmore Government Bond Fund	10%	1.48%

Gartmore Nationwide Fund	9%	4.46%

Gartmore Convertible Fund	9%	-0.09%

Gartmore Global Utilities Fund	8%	11.48%

Gartmore U.S. Growth Leaders Long-Short Fund	7%	-1.28%

Gartmore Global Health Sciences Fund	6%	11.45%

Gartmore International Growth Fund	5%	9.48%

iShares Cohen & Steers Realty Majors Index Fund	5%	8.16%

Gartmore Money Market Fund	5%	0.93%

Gartmore U.S. Growth Leaders Fund	4%	5.12%

Gartmore Small Cap Fund	3%	8.18%

Gartmore Mid Cap Growth Fund	3%	2.93%

*	Returns represent Institutional Share Class

During the reporting period, the U.S. equity markets seesawed sharply in reaction to inconsistent economic news, the prospect of renewed growth in inflation and the reality of rising interest rates. Thus far, 2005 has seen the markets decline, with investors taking profits early in the year and, in our view, overreacting negatively to the Federal Reserve’s multiple increases in the federal funds rate and the associated possibility that a recession might occur in late 2005 or early 2006.

Large-cap stocks ended the period with modest gains, as initial optimism about solid corporate earnings, President Bush’s re-election and falling crude oil prices gave way to concerns about rising interest rates and a possible return of stagflation— a condition marked by weak economic growth and high inflation. These concerns intensified in April after the gross domestic product report for the first quarter of 2005 showed that growth decelerated to 3.1% from the robust 3.8% pace of the fourth quarter of 2004. Large caps significantly outperformed small caps, reversing the trend in place for most of the past five years.

Global equity markets were strong in the final two months of 2004 but weakened in the first four months of the new year. In part, these developments were driven by the price of crude oil, which backed off from its October peak during November and December, then climbed to a new high in March. High oil prices were accompanied by signs that inflation might be becoming more broad-based, spreading beyond the commodity sector.

Of the Fund’s 14 underlying funds, 12 produced positive returns for the reporting period. The most positive contributor to performance was the Gartmore Global Utilities Fund, which benefited from underweighting telecommunication stocks in favor of utilities and placing a significant stake in the energy sector, where record-high crude oil prices provided a favorable backdrop for companies that supply energy products to the utility industry. Another top-performing underlying fund was the

2005 Semiannual Report 17

Gartmore Optimal Allocations Fund:
Moderate (Continued)

Optimal Series

Gartmore Global Health Sciences Fund, even though the U.S. pharmaceutical industry was plagued by product controversies during the reporting period. The Gartmore Global Financial Services Fund rounds out the top three contributors to the portfolio.

In terms of performance detractors, the Gartmore U.S. Growth Leaders Long-Short Fund fell as a result of the continued compression of price/earnings multiples for quality growth stocks, an environment in which the Fund’s long positions declined. The only other underlying fund posting a negative return was the Gartmore Convertible Fund.

Looking ahead, we believe that this Fund is positioned to deliver higher returns than its benchmark, while generating a marginally higher risk level. The returns are expected to be derived from greater diversification that is achieved by allocating assets across 14 different underlying funds representing a broad range of asset classes that are not highly correlated.

Portfolio Manager: The Fund is managed by a team of portfolio managers and research analysts from Gartmore Mutual Fund Capital Trust.

Class A: GMAAX

Class B: GMABX
Class C: GMACX
Class R: GMRRX
Institutional Service Class: GAMSX
Institutional Class: GMAIX

18 Semiannual Report 2005

Gartmore Optimal Allocations Fund: Moderate
Fund Performance

Average Annual Total Return

(For periods ended April 30, 2005)

		Six Month*	Inception[1]

Class A	without sales charge[2]	4.08%	7.41%
	with sales charge[3]	-1.91%	1.23%

Class B	without sales charge[2]	3.30%	5.98%
	with sales charge[4]	-1.70%	0.98%

Class C	without sales charge[2]	3.62%	6.31%
	with sales charge[5]	2.62%	5.31%

Class R6		3.77%	6.58%

Institutional Class[6]		4.09%	7.22%

Institutional Service Class[6]		3.95%	7.07%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

*	Not Annualized.

[1]	Fund commenced operations on June 29, 2004.

[2]	These returns do not reflect the effects of sales charges (SC).

[3]	A 5.75% front-end sales charge was deducted.

[4]	A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 1% after 6 years.

[5]	A CDSC of 1.00% was deducted because it is charged when you sell Class C shares within the first year after purchase.

[6]	Not subject to any sales charges.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore Optimal Allocations Fund: Moderate, the Optimal Allocations Moderate Composite Index (Composite)(a), S&P 500 Index (S&P 500)(b), Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE)(c), Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(d), and the Consumer Price Index (CPI)(e) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Optimal Allocations Moderate Composite is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The composite is a combination of the S&P 500 (40%), the MSCI EAFE (20%) and the LB Aggregate Bond (40%).

(b)	The S&P 500 is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large U.S. companies have performed.

(c)	The MSCI EAFE is an unmanaged, market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada.

(d)	The LB Aggregate Bond is an unmanaged, market value-weighted index of investment grade fixed-rate debt issues including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more.

(e)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2005 Semiannual Report 19

Optimal Series

Gartmore Optimal Allocations Fund: Moderate

Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, November 1, 2004, and continued to hold your shares at the end of the reporting period, April 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(April 30, 2005)

			Beginning	Ending
			Account Value	Account Value	Expenses Paid	Annualized
Moderate Fund			11/1/04	4/30/05	During Period*	Expense Ratio*

Class A	Actual		$1,000.00	$1,040.80	$2.78	0.55%
	Hypothetical	[1]	$1,000.00	$1,022.27	$2.76	0.55%

Class B	Actual		$1,000.00	$1,033.00	$6.30	1.25%
	Hypothetical	[1]	$1,000.00	$1,018.80	$6.28	1.25%

Class C	Actual		$1,000.00	$1,036.20	$6.31	1.25%
	Hypothetical	[1]	$1,000.00	$1,018.80	$6.28	1.25%

Class R	Actual		$1,000.00	$1,037.70	$4.29	0.85%
	Hypothetical	[1]	$1,000.00	$1,020.78	$4.27	0.85%

Institutional Service Class	Actual		$1,000.00	$1,039.50	$1.77	0.35%
	Hypothetical	[1]	$1,000.00	$1,023.26	$1.76	0.35%

Institutional Class	Actual		$1,000.00	$1,040.90	$1.27	0.25%
	Hypothetical	[1]	$1,000.00	$1,023.76	$1.26	0.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

[1]	Represents the hypothetical 5% return before expenses.

20 Semiannual Report 2005

Gartmore Optimal Allocations Fund: Moderate
Portfolio Summary
(April 30, 2005)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Mutual Funds	98.5%
Other assets in excess of liabilities	1.5%

100.0%

Asset Allocation Detail

Equity Funds	59.7%
Fixed Income Funds	33.8%
Money Market Funds	5.0%
Other	1.5%

100.0%

Top Holdings

Gartmore Bond Fund Institutional	15.0%
Gartmore Global Financial Services Fund Institutional	10.7%
Gartmore Government Bond Fund Institutional	10.1%
Gartmore Convertible Fund Institutional	8.7%
Gartmore Nationwide Fund Institutional	8.7%
Gartmore Global Utilities Fund Institutional	8.0%
Gartmore U.S. Growth Leaders Long-Short Fund Institutional	6.8%
Gartmore Global Health Sciences Fund Institutional	6.1%
Gartmore Money Market Fund Institutional	5.0%
iShares Cohen & Steers Realty Majors Index Fund	4.9%
Other Mutual Funds	16.0%

100.0%

2005 Semiannual Report 21

Optimal Series

Statement of Investments
April 30, 2005 (Unaudited)

Gartmore Optimal Allocations Fund: Moderate

Mutual Funds (98.5%)

	Shares	Value

Equity Funds (59.7%)
Gartmore Global Financial Services Fund Institutional (b)	43,742	$545,029
Gartmore Global Health Sciences Fund Institutional (b)	27,277	306,595
Gartmore Global Utilities Fund Institutional (b)	34,041	403,048
Gartmore International Growth Fund Institutional (b)	28,769	247,123
Gartmore Mid Cap Growth Fund Institutional (b)	10,369	145,691
Gartmore Nationwide Fund Institutional (b)	22,646	439,559
Gartmore Small Cap Fund Institutional (b)	9,485	144,269
Gartmore U.S. Growth Leaders Fund Institutional (b)	21,516	194,292
Gartmore U.S. Growth Leaders Long-Short Fund Institutional (b)	37,785	345,732
iShares Cohen & Steers Realty Majors Index Fund	1,871	249,311

		3,020,649

Fixed Income Funds (33.8%)
Gartmore Bond Fund Institutional (b)	78,531	761,750
Gartmore Convertible Fund Institutional (b)	45,775	441,275
Gartmore Government Bond Fund Institutional (b)	49,189	508,611

		1,711,636

Money Market Funds (5.0%)
Gartmore Money Market Fund Institutional (b)	251,490	251,490

Total Mutual Funds		4,983,775

Total Investments (Cost $4,996,566) (a) — 98.5%		4,983,775
Other assets in excess of liabilities — 1.5%		76,818

NET ASSETS — 100.0%		$5,060,593

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in Institutional Class Shares of an affiliate.

See notes to financial statements.

22 Semiannual Report 2005

Optimal Series

Gartmore Optimal Allocations Fund: Specialty

For the semiannual period ended April 30, 2005, the Gartmore Optimal Allocations Fund: Specialty returned 4.22% (Class A at NAV) versus 4.96% for its composite benchmark, which consists of 70% S&P 500® Index and 30% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index.

The Fund is a diversified “fund of funds” designed to serve as an alpha-enhancing supplement to an investor’s core portfolio. We have hired Ibbotson Associates Advisors, LLC, an asset allocation consulting firm, to help determine the target allocations for the Fund, and to help to select the Underlying Funds for each asset class and to recommend allocations to the Underlying Funds within each asset class. The Fund invests in a diverse set of eight underlying funds with an allocation mix that has been designed to expand the “efficient frontier”— the line on a risk-reward graph containing the most risk-efficient combination of various asset classes or investment vehicles. In other words, by incorporating a combination of asset classes that have unique risk-reduction capabilities, or that behave differently under various market conditions, it is possible for the Fund to achieve higher risk-adjusted returns than those that could be achieved with a non-diversified portfolio. Allocations to the Underlying Funds are reviewed quarterly and rebalanced if necessary.

		Six-Month
		Returns of
		Underlying
	Target	Funds
Underlying Fund Allocations	Allocation	4/30/05*

Gartmore Global Financial Services Fund	20%	5.59%

Gartmore Emerging Markets Fund	15%	10.82%

Gartmore Global Health Sciences Fund	14%	11.45%

Gartmore U.S. Growth Leaders Long-Short Fund	14%	-1.28%

Gartmore Micro Cap Equity Fund	13%	0.04%

iShares Cohen & Steers Realty Majors Index Fund	10%	8.16%

Gartmore Global Utilities Fund	7%	11.48%

Gartmore Global Technology and Communications Fund	7%	-9.22%

*	Returns represent Institutional Share Class

During the reporting period, the U.S. equity markets seesawed sharply in reaction to inconsistent economic news, the prospect of renewed growth in inflation and the reality of rising interest rates. Thus far, 2005 has seen the markets decline, with investors taking profits early in the year and, in our view, overreacting negatively to the Federal Reserve’s multiple increases in the federal funds rate and the associated possibility that a recession might occur in late 2005 or early 2006.

Large-cap stocks ended the period with modest gains, as initial optimism about solid corporate earnings, President Bush’s re-election and falling crude oil prices gave way to concerns about rising interest rates and a possible return of stagflation— a condition marked by weak economic growth and high inflation. These concerns intensified in April after the gross domestic product report for the first quarter of 2005 showed that growth decelerated to 3.1% from the robust 3.8% pace of the fourth quarter of 2004. Large caps significantly outperformed small caps, reversing the trend in place for most of the past five years.

Global equity markets were strong in the final two months of 2004 but weakened in the first four months of the new year. In part, these developments were driven by the price of crude oil, which backed off from its October peak during November and December, then climbed to a new high in March. High oil prices were accompanied by signs that inflation might be becoming more broad-based, spreading beyond the commodity sector.

In terms of performance detractors, the Gartmore Global Technology and Communications Fund fell, despite the rally of technology stocks early in the reporting period. Investors turned cautious in early 2005 when, in light of muted information technology spending and indications that worldwide economic growth might be slowing, investors rotated money to more defensive sectors. The only other underlying Fund producing negative returns was the Gartmore U.S. Growth Leaders Long-Short Fund. This Fund declined because of the continued compression of price/earnings multiples for quality growth stocks, a poor environment for the Fund’s long positions.

The Fund’s allocation to the Gartmore Emerging Markets Fund was the most positive contributor to the portfolio, despite underperforming its index due to its particular country allocations. The Fund’s allocation to the Gartmore Global Health Sciences Fund returned positively, even though the U.S. pharmaceutical industry was plagued by

2005 Semiannual Report 23

Gartmore Optimal Allocations Fund:
Specialty (Continued)

Optimal Series

product controversies during the reporting period. The Gartmore Global Financial Services Fund rounds out the top three positive contributors to the portfolio.

Looking ahead, we believe that this Fund is positioned to deliver higher returns than its benchmark, while generating a marginally higher risk level. The returns are expected to be derived from greater diversification that is achieved by allocating assets across eight different underlying funds representing a broad range of asset classes that are not highly correlated.

Portfolio Manager: The Fund is managed by a team of portfolio managers and research analysts from Gartmore Mutual Fund Capital Trust.

Class A: GASAX

Class B: GASBX
Class C: GAMCX
Class R: GASRX
Institutional Service Class: GAISX
Institutional Class: GASIX

24 Semiannual Report 2005

Gartmore Optimal Allocations Fund: Speciality
Fund Performance

Average Annual Total Return

(For periods ended April 30, 2005)

		Six month*	Inception[1]

Class A	without sales charge[2]	4.22%	7.76%
	with sales charge[3]	-1.76%	1.57%

Class B	without sales charge[2]	4.06%	7.18%
	with sales charge[4]	-0.94%	2.18%

Class C	without sales charge[2]	3.97%	7.09%
	with sales charge[5]	2.97%	6.09%

Class R6		4.15%	7.48%

Institutional Class[6]		4.51%	8.07%

Institutional Service Class[6]		4.47%	8.02%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

*	Not Annualized.

[1]	Fund commenced operations on June 29, 2004.

[2]	These returns do not reflect the effects of sales charges (SC).

[3]	A 5.75% front-end sales charge was deducted.

[4]	A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 1% after 6 years.

[5]	A CDSC of 1.00% was deducted because it is charged when you sell Class C shares within the first year after purchase.

[6]	Not subject to any sales charges.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore Optimal Allocations Fund: Specialty, the Optimal Allocations Specialty Composite Index (Composite)(a), S&P 500 Index (S&P 500)(b), Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE)(c), and the Consumer Price Index (CPI)(d) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Optimal Allocations Specialty Composite is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The composite is a combination of the S&P 500 (70%) and the MSCI EAFE (30%).

(b)	The S&P 500 is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large U.S. companies have performed.

(c)	The MSCI EAFE is an unmanaged, market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada.

(d)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2005 Semiannual Report 25

Gartmore Optimal Allocations Fund: Speciality

Optimal Series

Shareholder
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, November 1, 2004, and continued to hold your shares at the end of the reporting period, April 30, 2005.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment
(April 30, 2005)

			Beginning	Ending
			Account Value	Account Value	Expenses Paid	Annualized
Specialty Fund			11/1/04	4/30/05	During Period*	Expense Ratio

Class A	Actual		$1,000.00	$1,042.20	$2.78	0.55%
	Hypothetical	[1]	$1,000.00	$1,022.27	$2.76	0.55%

Class B	Actual		$1,000.00	$1,040.60	$6.32	1.25%
	Hypothetical	[1]	$1,000.00	$1,018.80	$6.28	1.25%

Class C	Actual		$1,000.00	$1,039.70	$6.32	1.25%
	Hypothetical	[1]	$1,000.00	$1,018.80	$6.28	1.25%

Class R	Actual		$1,000.00	$1,041.50	$4.30	0.85%
	Hypothetical	[1]	$1,000.00	$1,020.78	$4.27	0.85%

Institutional Service Class	Actual		$1,000.00	$1,044.70	$1.72	0.34%
	Hypothetical	[1]	$1,000.00	$1,023.31	$1.71	0.34%

Institutional Class	Actual		$1,000.00	$1,045.10	$1.27	0.25%
	Hypothetical	[1]	$1,000.00	$1,023.76	$1.26	0.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six month, annualized ratio in accordance with SEC guidelines.

[1]	Represents the hypothetical 5% return before expenses.

26 Semiannual Report 2005

Gartmore Optimal Allocations Fund: Speciality
Portfolio Summary
(April 30, 2005)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Mutual Funds	99.6%
Other assets in excess of liabilities	0.4%

100.0%

Asset Allocation Detail

Equity Funds	99.6%
Other	0.4%

100.0%

Top Holdings

Gartmore Global Financial Services Fund Institutional	20.0%
Gartmore Emerging Markets Fund Institutional	15.0%
Gartmore Global Health Sciences Fund Institutional	14.4%
Gartmore U.S. Growth Leaders Long-Short Fund Institutional	13.9%
Gartmore Micro Cap Equity Fund Institutional	12.4%
iShares Cohen & Steers Realty Majors Index Fund	10.1%
Gartmore Global Utilities Fund Institutional	7.1%
Gartmore Global Technology and Communications Fund Institutional	6.7%
Other	0.4%

100.0%

2005 Semiannual Report 27

Optimal Series

Statement of Investments
April 30, 2005 (Unaudited)

Gartmore Optimal Allocations Fund: Specialty

Mutual Funds (99.6%)

	Shares	Value

Equity Funds (99.6%)
Gartmore Emerging Markets Fund Institutional (b)	127,075	$1,639,274
Gartmore Global Financial Services Fund Institutional (b)	174,064	2,168,838
Gartmore Global Health Sciences Fund Institutional (b)	139,646	1,569,625
Gartmore Global Technology and Communications Fund Institutional (b)	225,791	733,820
Gartmore Global Utilities Fund Institutional (b)	65,347	773,707
Gartmore Micro Cap Equity Fund Institutional (b)	69,695	1,347,907
Gartmore U.S. Growth Leaders Long-Short Fund Institutional (b)	165,454	1,513,902
iShares Cohen & Steers Realty Majors Index Fund	8,248	1,099,046

Total Mutual Funds		10,846,119

Total Investments (Cost $11,185,378) (a) — 99.6%		10,846,119
Other assets in excess of liabilities — 0.4%		48,938

NET ASSETS — 100.0%		$10,895,057

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in Institutional Class Shares of an affiliate.

See notes to financial statements.

28 Semiannual Report 2005

Statements of Assets and Liabilities
April 30, 2005 (Unaudited)

		Gartmore Optimal	Gartmore
	Gartmore Optimal	Allocations Fund:	Optimal	Gartmore Optimal
	Allocations Fund:	Moderately	Allocations Fund:	Allocations Fund:
	Aggressive	Aggressive	Moderate	Specialty

Assets:
Investments, at value (cost $92,049; $234,362; $149,623; $1,077,146, respectively)	$101,537	$160,033	$249,311	$1,099,046
Investment in affiliates, at value (cost $2,290,656; $4,762,204; $3,944,199; $10,108,232)	2,257,038	3,904,841	4,734,464	9,747,073

Total Investments	2,358,575	4,064,874	4,983,775	10,846,119

Cash	518	3,268	12,979	5,364
Interest and dividends receivable	—	2,028	4,304	—
Receivable for capital shares issued	49,995	92,291	35,184	23,339
Receivable from adviser	7,584	7,831	7,717	9,048
Prepaid expenses and other assets	22,632	22,937	22,450	24,873

Total Assets	2,439,304	4,193,229	5,066,409	10,908,743

Liabilities
Payable for capital shares redeemed	—	—	—	1,451
Accrued expenses and other payables
Investment advisory fees	284	440	544	1,277
Distribution fees	663	1,448	1,977	5,602
Administrative servicing fees	73	91	116	605
Other	2,767	3,740	3,179	4,751

Total Liabilities	3,787	5,719	5,816	13,686

Net Assets	$5,060,593	$4,187,510	$5,060,593	$10,895,057

Represented by:
Capital	$2,456,444	$4,209,843	$5,062,418	$11,158,491
Accumulated net investment income (loss)	(363)	1,054	3,367	1,078
Accumulated net realized gains (losses) on investment transactions	3,566	5,561	7,599	74,747
Net unrealized appreciation (depreciation) on investments	(24,130)	(28,948)	(12,791)	(339,259)

Net Assets	$5,060,593	$4,187,510	$5,060,593	$10,895,057

Net Assets:
Class A Shares	$608,086	$1,250,441	$1,364,011	$3,434,948
Class B Shares	204,735	351,798	511,583	585,834
Class C Shares	569,942	1,517,474	2,110,389	5,791,132
Class R Shares	1,178	1,205	1,212	1,210
Institutional Service Class Shares	1,049	1,065	1,071	1,080
Institutional Class Shares	1,050,527	1,065,527	1,072,327	1,080,853

Total	$2,435,517	$4,187,510	$5,060,593	$10,895,057

Shares outstanding (unlimited number of shares authorized)
Class A Shares	59,105	120,101	129,992	326,494
Class B Shares	20,032	33,941	49,223	55,923
Class C Shares	55,803	146,550	202,831	553,015
Class R Shares	115	116	116	115
Institutional Service Class Shares	102	102	102	102
Institutional Class Shares	102,156	102,200	102,207	102,530

Total	237,313	403,010	484,471	1,038,179

Net asset value:
Class A Shares	$10.29	$10.41	$10.49	$10.52
Class B Shares (a)	$10.22	$10.36	$10.39	$10.48
Class C Shares (b)	$10.21	$10.35	$10.40	$10.47
Class R Shares	$10.25	$10.40	$10.46	$10.51
Institutional Service Class Shares	$10.28	$10.42	$10.48	$10.54
Institutional Class Shares	$10.28	$10.43	$10.49	$10.54
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent
Class A Shares	$10.92	$11.05	$11.13	$11.16

Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%	5.75%

(a)	For Class B shares, the redemption price per share varies by length of time shares are held.
(b)	For Class C shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

See notes to financial statements.

2005 Semiannual Report 29

Optimal Series

Statements of Operations
For the Six Months Ended April 30, 2005 (Unaudited)

	Gartmore Optimal	Gartmore Optimal	Gartmore Optimal	Gartmore Optimal
	Allocations Fund:	Allocations Fund:	Allocations Fund:	Allocations Fund:
	Aggressive	Moderately Aggressive	Moderate	Specialty

INVESTMENT INCOME:
Interest income	$172	$—	$—	$952
Dividend income from affiliates	36,406	44,552	42,102	193,569

Total Income	36,578	44,552	42,102	194,521

Expenses:
Investment advisory fees	1,235	1,535	1,733	5,178
Distribution fees Class A	349	439	561	2,990
Distribution fees Class B	461	538	790	1,434
Distribution fees Class C	1,033	2,582	3,171	15,659
Distribution fees Class R	2	2	2	2
Administrative servicing fees Class A	70	88	113	599
Administrative servicing fees Class R	2	2	2	2
Registration and filing fees	32,577	32,073	32,070	32,074
Printing	6,366	8,554	6,870	9,559
Other	2,305	2,476	2,372	2,921

Total expenses before reimbursed expenses	44,400	48,289	47,684	70,418
Expenses reimbursed	(40,426)	(42,080)	(40,160)	(41,107)

Total Expenses	3,974	6,209	7,524	29,311

Net Investment Income (Loss)	32,604	38,343	34,578	165,210

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment transactions from affiliates	4,530	5,890	7,599	74,747
Net change in unrealized appreciation/depreciation on investments	(32,904)	(49,592)	(37,740)	(373,855)

Net realized/unrealized gains (losses) on investments	(28,374)	(43,702)	(30,141)	(299,108)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,230	$(5,359)	$4,437	$(133,898)

See notes to financial statements.

30 Semiannual Report 2005

Statements of Changes in Net Assets

	Gartmore Optimal Allocations		Gartmore Optimal Allocations
	Fund: Aggressive		Fund: Moderately Aggressive
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	April 30, 2005	October 31, 2004 (a)	April 30, 2005	October 31, 2004 (a)

	(Unaudited)		(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$32,604	$497	$38,343	$2,795
Net realized gains (losses) on investment transactions from affiliates	4,530	(964)	5,890	(329)
Net change in unrealized appreciation/depreciation on investment transactions	(32,904)	8,774	(49,592)	20,644

Change in net assets resulting from operations	4,230	8,307	(5,359)	23,110

Distributions to Class A Shareholders from:
Net investment income	(4,756)	—	(6,503)	—
Net realized gains on investments	—	—	—	—
Distributions to Class B Shareholders from:
Net investment income	(2,024)	—	(1,267)	—
Net realized gains on investments	—	—	—	—
Distributions to Class C Shareholders from:
Net investment income	(3,828)	—	(9,071)	—
Net realized gains on investments	—	—	—	—
Distributions to Class R Shareholders from:
Net investment income	(22)	—	(23)	—
Net realized gains on investments	—	—
Distributions to Institutional Service Class Shareholders from:
Net investment income	(23)	—	(23)	—
Net realized gains on investments	—	—
Distributions to Institutional Class Shareholders from:
Net investment income	(23,244)	—	(23,642)	—
Net realized gains on investments	—	—	—	—

Change in net assets from shareholder distributions	(33,897)	—	(40,529)	—

Change in net assets from capital transactions	1,448,753	1,008,124	3,122,288	1,088,000

Change in net assets	1,419,086	1,016,431	3,076,400	1,111,110
Net Assets:
Beginning of period	1,016,431	—	1,111,110	—

End of period	$2,435,517	$1,016,431	$4,187,510	$1,111,110

(a)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

See notes to financial statements.

2005 Semiannual Report 31

Optimal Series

Statements of Changes in Net Assets

	Gartmore Optimal Allocations		Gartmore Optimal Allocations
	Fund: Moderate		Fund: Specialty
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	April 30, 2005	October 31, 2004 (a)	April 30, 2005	October 31, 2004 (a)

	(Unaudited)		(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$34,578	$4,680	$165,210	$1,464
Net realized gains (losses) on investment transactions from affiliates	7,599	950	74,747	695
Net change in unrealized appreciation/depreciation on investment transactions	(37,740)	24,949	(373,855)	34,596

Change in net assets resulting from operations	4,437	30,579	(133,898)	36,755

Distributions to Class A Shareholders from:
Net investment income	(4,854)	—	(66,340)	—
Net realized gains on investments	(54)	—	(318)	—
Distributions to Class B Shareholders from:
Net investment income	(1,533)	—	(6,220)	—
Net realized gains on investments	(17)	—	(23)	—
Distributions to Class C Shareholders from:
Net investment income	(7,078)	—	(65,827)	—
Net realized gains on investments	(104)	—	(222)	—
Distributions to Class R Shareholders from:
Net investment income	(21)	—	(27)	—
Distributions to Institutional Service Class Shareholders from:
Net investment income	(22)	—	(27)	—
Distributions to Institutional Class Shareholders from:
Net investment income	(22,830)	—	(27,600)	—
Net realized gains on investments	(773)	—	(132)	—

Change in net assets from shareholder distributions	(37,288)	—	(166,736)	—

Change in net assets from capital transactions	4,057,865	1,005,000	10,041,847	1,117,089

Change in net assets	4,025,014	1,035,579	9,741,213	1,153,844
Net Assets:
Beginning of period	1,035,579	—	1,153,844	—

End of period	$5,060,593	$1,035,579	$10,895,057	$1,153,844

(a)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

See notes to financial statements.

32 Semiannual Report 2005

Financial Highlights
Selected Data for Each Share of Capital Outstanding

Gartmore Optimal Allocations Fund: Aggressive

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2004 (d)	$10.00	—	0.09	0.09
Six Months Ended April 30, 2005 (Unaudited)	$10.09	0.16	0.26	0.42
Class B Shares
Period Ended October 31, 2004 (d)	$10.00	(0.03)	0.07	0.04
Six Months Ended April 30, 2005 (Unaudited)	$10.04	0.20	0.18	0.38
Class C Shares
Period Ended October 31, 2004 (d)	$10.00	(0.03)	0.07	0.04
Six Months Ended April 30, 2005 (Unaudited)	$10.04	0.14	0.24	0.38
Class R Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.07	0.06
Six Months Ended April 30, 2005 (Unaudited)	$10.06	0.23	0.16	0.39
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.00	—	0.07	0.07
Six Months Ended April 30, 2005 (Unaudited)	$10.07	0.28	0.16	0.44
Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.00	—	0.08	0.08
Six Months Ended April 30, 2005 (Unaudited)	$10.08	0.27	0.16	0.43

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net		Net Asset
	Investment	Total	Value, End	Total
	Income	Distributions	of Period	Return (a)

Class A Shares
Period Ended October 31, 2004 (d)	—	—	$10.09	0.90%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.22)	(0.22)	$10.29	4.10%	(e)
Class B Shares
Period Ended October 31, 2004 (d)	—	—	$10.04	0.40%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.20)	(0.20)	$10.22	3.72%	(e)
Class C Shares
Period Ended October 31, 2004 (d)	—	—	$10.04	0.40%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.21)	(0.21)	$10.21	3.70%	(e)
Class R Shares
Period Ended October 31, 2004 (d)	—	—	$10.06	0.50%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.20)	(0.20)	$10.25	3.92%	(e)
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	—	—	$10.07	0.80%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.23)	(0.23)	$10.28	4.14%	(e)
Institutional Class Shares
Period Ended October 31, 2004 (d)	—	—	$10.08	0.80%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.23)	(0.23)	$10.28	4.18%	(e)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
				Ratio of Net				Ratio of Net
				Investment		Ratio of		Investment Income
	Net Assets	Ratio of		Income		Expenses (Prior to		(Loss) (Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average Net		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Assets (b)		Turnover (b)

Class A Shares
Period Ended October 31, 2004 (d)	$4	0.56%	(f)	(0.27%	) (f)	13.04%	(f)	(12.75%	) (f)	7.82%
Six Months Ended April 30, 2005 (Unaudited)	$608	0.55%	(f)	1.26%	(f)	5.18%	(f)	(3.37%	) (f)	5.15%
Class B Shares
Period Ended October 31, 2004 (d)	$1	1.25%	(f)	(0.85%	) (f)	13.48%	(f)	(13.08%	) (f)	7.82%
Six Months Ended April 30, 2005 (Unaudited)	$205	1.25%	(f)	4.95%	(f)	6.17%	(f)	0.03%	(f)	5.15%
Class C Shares
Period Ended October 31, 2004 (d)	$1	1.25%	(f)	(0.85%	) (f)	13.48%	(f)	(13.08%	) (f)	7.82%
Six Months Ended April 30, 2005 (Unaudited)	$570	1.25%	(f)	0.58%	(f)	5.93%	(f)	(4.10%	) (f)	5.15%
Class R Shares
Period Ended October 31, 2004 (d)	$1	0.85%	(f)	(0.45%	) (f)	13.07%	(f)	(12.67%	) (f)	7.82%
Six Months Ended April 30, 2005 (Unaudited)	$1	0.85%	(f)	4.54%	(f)	6.57%	(f)	(1.14%	) (f)	5.15%
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$1	0.40%	(f)	0.00%	(f)	12.62%	(f)	(12.22%	) (f)	7.82%
Six Months Ended April 30, 2005 (Unaudited)	$1	0.35%	(f)	5.20%	(f)	6.91%	(f)	(1.35%	) (f)	5.15%
Institutional Class Shares
Period Ended October 31, 2004 (d)	$1,008	0.25%	(f)	0.15%	(f)	12.47%	(f)	(12.07%	) (f)	7.82%
Six Months Ended April 30, 2005 (Unaudited)	$1,051	0.25%	(f)	5.23%	(f)	5.27%	(f)	0.21%	(f)	5.15%

(a)	Excludes sales charge.
(b)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
(e)	Not annualized.
(f)	Annualized.

See notes to financial statements.

2005 Semiannual Report 33

Financial Highlights
Selected Data for Each Share of Capital Outstanding

Optimal Series

Gartmore Optimal Allocations Fund: Moderately Aggressive

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2004 (d)	$10.00	0.02	0.20	0.22
Six Months Ended April 30, 2005 (Unaudited)	$10.22	0.18	0.24	0.42
Class B Shares
Period Ended October 31, 2004 (d)	$10.00	—	0.17	0.17
Six Months Ended April 30, 2005 (Unaudited)	$10.17	0.14	0.25	0.39
Class C Shares
Period Ended October 31, 2004 (d)	$10.00	—	0.17	0.17
Six Months Ended April 30, 2005 (Unaudited)	$10.17	0.16	0.23	0.39
Class R Shares
Period Ended October 31, 2004 (d)	$10.00	0.01	0.18	0.19
Six Months Ended April 30, 2005 (Unaudited)	$10.19	0.24	0.18	0.42
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.00	0.02	0.19	0.21
Six Months Ended April 30, 2005 (Unaudited)	$10.21	0.27	0.17	0.44
Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.00	0.03	0.18	0.21
Six Months Ended April 30, 2005 (Unaudited)	$10.21	0.28	0.18	0.46

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net		Net Asset
	Investment	Total	Value, End	Total
	Income	Distributions	of Period	Return (a)

Class A Shares
Period Ended October 31, 2004 (d)	—	—	$10.22	2.10%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.23)	(0.23)	$10.41	4.15%	(e)
Class B Shares
Period Ended October 31, 2004 (d)	—	—	$10.17	1.70%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.20)	(0.20)	$10.36	3.90%	(e)
Class C Shares
Period Ended October 31, 2004 (d)	—	—	$10.17	1.70%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.21)	(0.21)	$10.35	3.76%	(e)
Class R Shares
Period Ended October 31, 2004 (d)	—	—	$10.19	1.90%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.21)	(0.21)	$10.40	4.03%	(e)
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	—	—	$10.21	2.10%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.23)	(0.23)	$10.42	4.25%	(e)
Institutional Class Shares
Period Ended October 31, 2004 (d)	—	—	$10.21	2.10%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.24)	(0.24)	$10.43	4.40%	(e)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
								Investment
						Ratio of		Income
				Ratio of Net		Expenses		(Loss)
				Investment		(Prior to		(Prior to
	Net Assets	Ratio of		Income		Reimburse-		Reimburse-
	at End of	Expenses		(Loss)		ments) to		ments) to
	Period	to Average		to Average		Average Net		Average Net		Portfolio
	(000s)	Net Assets		Net Assets		Assets (b)		Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2004 (d)	$1	0.56%	(f)	(0.27%)	(f)	13.04%	(f)	(12.75%)	(f)	9.79%
Six Months Ended April 30, 2005 (Unaudited)	$1,250	0.55%	(f)	2.46%	(f)	4.15%	(f)	(1.14%)	(f)	4.27%
Class B Shares
Period Ended October 31, 2004 (d)	$7	1.25%	(f)	(0.85%)	(f)	13.48%	(f)	(13.08%)	(f)	9.79%
Six Months Ended April 30, 2005 (Unaudited)	$352	1.25%	(f)	0.36%	(f)	4.86%	(f)	(3.26%)	(f)	4.27%
Class C Shares
Period Ended October 31, 2004 (d)	$80	1.25%	(f)	(0.85%)	(f)	13.48%	(f)	(13.08%)	(f)	9.79%
Six Months Ended April 30, 2005 (Unaudited)	$1,517	1.25%	(f)	2.31%	(f)	5.03%	(f)	(1.47%)	(f)	4.27%
Class R Shares
Period Ended October 31, 2004 (d)	$1	0.85%	(f)	(0.45%)	(f)	13.07%	(f)	(12.67%)	(f)	9.79%
Six Months Ended April 30, 2005 (Unaudited)	$1	0.85%	(f)	4.48%	(f)	5.87%	(f)	(0.51%)	(f)	4.27%
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$1	0.40%	(f)	0.00%	(f)	12.62%	(f)	(12.22%)	(f)	9.79%
Six Months Ended April 30, 2005 (Unaudited)	$1	0.35%	(f)	5.20%	(f)	6.18%	(f)	(0.63%)	(f)	4.27%
Institutional Class Shares
Period Ended October 31, 2004 (d)	$1,021	0.25%	(f)	0.15%	(f)	12.47%	(f)	(12.07%)	(f)	9.79%
Six Months Ended April 30, 2005 (Unaudited)	$1,066	0.25%	(f)	5.20%	(f)	4.74%	(f)	0.71%	(f)	4.27%

(a)	Excludes sales charge.
(b)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
(e)	Not annualized.
(f)	Annualized.

See notes to financial statements.

34 Semiannual Report 2005

Gartmore Optimal Allocations Fund: Moderate

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2004 (d)	$10.00	0.04	0.28	0.32
Six Months Ended April 30, 2005 (Unaudited)	$10.32	0.19	0.24	0.43
Class B Shares
Period Ended October 31, 2004 (d)	$10.00	0.01	0.24	0.25
Six Months Ended April 30, 2005 (Unaudited)	$10.25	0.14	0.21	0.35
Class C Shares
Period Ended October 31, 2004 (d)	$10.00	0.01	0.24	0.25
Six Months Ended April 30, 2005 (Unaudited)	$10.25	0.17	0.22	0.39
Class R Shares
Period Ended October 31, 2004 (d)	$10.00	0.03	0.24	0.27
Six Months Ended April 30, 2005 (Unaudited)	$10.27	0.21	0.18	0.39
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.00	0.04	0.26	0.30
Six Months Ended April 30, 2005 (Unaudited)	$10.30	0.26	0.15	0.41
Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.00	0.05	0.25	0.30
Six Months Ended April 30, 2005 (Unaudited)	$10.30	0.26	0.17	0.43

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net	Net		Net Asset
	Investment	Realized	Total	Value, End	Total
	Income	Gains	Distributions	of Period	Return (a)

Class A Shares
Period Ended October 31, 2004 (d)	—	—	—	$10.32	3.20%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.25)	(0.01)	(0.26)	$10.49	4.08%	(e)
Class B Shares
Period Ended October 31, 2004 (d)	—	—	—	$10.25	2.60%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.20)	(0.01)	(0.21)	$10.39	3.30%	(e)
Class C Shares
Period Ended October 31, 2004 (d)	—	—	—	$10.25	2.60%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.23)	(0.01)	(0.24)	$10.40	3.62%	(e)
Class R Shares
Period Ended October 31, 2004 (d)	—	—	—	$10.27	2.70%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.19)	(0.01)	(0.20)	$10.46	3.77%	(e)
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	—	—	—	$10.30	3.00%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.22)	(0.01)	(0.23)	$10.48	3.95%	(e)
Institutional Class Shares
Period Ended October 31, 2004 (d)	—	—	—	$10.30	3.00%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.23)	(0.01)	(0.24)	$10.49	4.09%	(e)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2004 (d)	$1	0.56%	(f)	1.06%	(f)	12.40%	(f)	(10.78%	) (f)	7.57%
Six Months Ended April 30, 2005 (Unaudited)	$1,364	0.55%	(f)	1.76%	(f)	3.42%	(f)	(1.11%	) (f)	4.78%
Class B Shares
Period Ended October 31, 2004 (d)	$1	1.25%	(f)	0.37%	(f)	13.50%	(f)	(11.88%	) (f)	7.57%
Six Months Ended April 30, 2005 (Unaudited)	$512	1.25%	(f)	1.06%	(f)	4.11%	(f)	(1.80%	) (f)	4.78%
Class C Shares
Period Ended October 31, 2004 (d)	$1	1.25%	(f)	0.37%	(f)	13.50%	(f)	(11.88%	) (f)	7.57%
Six Months Ended April 30, 2005 (Unaudited)	$2,110	1.25%	(f)	1.33%	(f)	4.18%	(f)	(1.60%	) (f)	4.78%
Class R Shares
Period Ended October 31, 2004 (d)	$1	0.85%	(f)	0.77%	(f)	12.85%	(f)	(11.23%	) (f)	7.57%
Six Months Ended April 30, 2005 (Unaudited)	$1	0.85%	(f)	4.11%	(f)	5.51%	(f)	(0.51%	) (f)	4.78%
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$1	0.40%	(f)	1.22%	(f)	12.23%	(f)	(10.61%	) (f)	7.57%
Six Months Ended April 30, 2005 (Unaudited)	$1	0.35%	(f)	4.71%	(f)	5.71%	(f)	(0.65%	) (f)	4.78%
Institutional Class Shares
Period Ended October 31, 2004 (d)	$1,030	0.25%	(f)	1.37%	(f)	12.08%	(f)	(10.46%	) (f)	7.57%
Six Months Ended April 30, 2005 (Unaudited)	$1,072	0.25%	(f)	4.78%	(f)	4.39%	(f)	0.64%	(f)	4.78%

(a)	Excludes sales charge.
(b)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
(e)	Not annualized.
(f)	Annualized.

See notes to financial statements.

2005 Semiannual Report 35

Financial Highlights
Selected Data for Each Share of Capital Outstanding

Optimal Series

Gartmore Optimal Allocations Fund: Specialty

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2004 (d)	$10.00	—	0.34	0.34
Six Months Ended April 30, 2005 (Unaudited)	$10.34	0.28	0.16	0.44
Class B Shares
Period Ended October 31, 2004 (d)	$10.00	(0.02)	0.32	0.30
Six Months Ended April 30, 2005 (Unaudited)	$10.30	0.20	0.23	0.43
Class C Shares
Period Ended October 31, 2004 (d)	$10.00	—	0.30	0.30
Six Months Ended April 30, 2005 (Unaudited)	$10.30	0.19	0.23	0.42
Class R Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.33	0.32
Six Months Ended April 30, 2005 (Unaudited)	$10.32	0.30	0.14	0.44
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.00	0.01	0.33	0.34
Six Months Ended April 30, 2005 (Unaudited)	$10.34	0.34	0.13	0.47
Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.00	0.01	0.33	0.34
Six Months Ended April 30, 2005 (Unaudited)	$10.34	0.34	0.13	.47

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net	Net			Net Asset
	Investment	Realized		Total	Value, End	Total
	Income	Gains		Distributions	of Period	Return (a)

Class A Shares
Period Ended October 31, 2004 (d)	—	—		—	$10.34	3.40%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.26)	—	(g)	(0.26)	$10.52	4.22%	(e)
Class B Shares
Period Ended October 31, 2004 (d)	—	—		—	$10.30	3.00%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.25)	—	(g)	(0.25)	$10.48	4.06%	(e)
Class C Shares
Period Ended October 31, 2004 (d)	—	—		—	$10.30	3.00%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.25)	—	(g)	(0.25)	$10.47	3.97%	(e)
Class R Shares
Period Ended October 31, 2004 (d)	—	—		—	$10.32	3.20%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.25)	—	(g)	(0.25)	$10.51	4.15%	(e)
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	—	—		—	$10.34	3.40%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.27)	—	(g)	(0.27)	$10.54	4.47%	(e)
Institutional Class Shares
Period Ended October 31, 2004 (d)	—	—		—	$10.34	3.40%	(e)
Six Months Ended April 30, 2005 (Unaudited)	(0.27)	—	(g)	(0.27)	$10.54	4.51%	(e)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2004 (d)	$80	0.56%	(f)	0.75%	(f)	12.49%	(f)	(11.17%	) (f)	7.19%
Six Months Ended April 30, 2005 (Unaudited)	$3,435	0.55%	(f)	6.74%	(f)	1.73%	(f)	5.56%	(f)	16.44%
Class B Shares
Period Ended October 31, 2004 (d)	$1	1.25%	(f)	(0.58%	) (f)	12.98%	(f)	(12.30%	) (f)	7.19%
Six Months Ended April 30, 2005 (Unaudited)	$586	1.25%	(f)	3.34%	(f)	2.39%	(f)	2.20%	(f)	16.44%
Class C Shares
Period Ended October 31, 2004 (d)	$36	1.25%	(f)	(1.04%	) (f)	12.92%	(f)	(12.72%	) (f)	7.19%
Six Months Ended April 30, 2005 (Unaudited)	$5,791	1.25%	(f)	2.88%	(f)	2.38%	(f)	1.75%	(f)	16.44%
Class R Shares
Period Ended October 31, 2004 (d)	$1	0.85%	(f)	(0.18%	) (f)	12.57%	(f)	(11.90%	) (f)	7.19%
Six Months Ended April 30, 2005 (Unaudited)	$1	0.85%	(f)	5.69%	(f)	2.22%	(f)	4.34%	(f)	16.44%
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$1	0.40%	(f)	0.27%	(f)	12.12%	(f)	(11.44%	) (f)	7.19%
Six Months Ended April 30, 2005 (Unaudited)	$1	0.34%	(f)	6.35%	(f)	2.21%	(f)	4.48%	(f)	16.44%
Institutional Class Shares
Period Ended October 31, 2004 (d)	$1,034	0.25%	(f)	0.42%	(f)	11.97%	(f)	(11.29%	) (f)	7.19%
Six Months Ended April 30, 2005 (Unaudited)	$1,081	0.25%	(f)	6.37%	(f)	1.66%	(f)	4.96%	(f)	16.44%

(a)	Excludes sales charge.
(b)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
(e)	Not annualized.
(f)	Annualized.
(g)	The amount is less than $0.005.

See notes to financial statements.

36 Semiannual Report 2005

Notes to Financial Statements
April 30, 2005 (Unaudited)

1. Organization

Gartmore Mutual Funds (the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. Prior to January 25, 2002, the Trust was named “Nationwide Mutual Funds”. The Trust, originally created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated, as of October 30, 1997, was subsequently amended and redomesticated as a Delaware Statutory Trust on February 28, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication is a change in statutory status and will not affect the operations of the Trust. As of April 30, 2005, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust operates forty-six (46) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the four (4) funds listed below (individually a “Fund”, collectively the “Funds”):

-	Gartmore Optimal Allocations Fund: Aggressive (“Aggressive”)
-	Gartmore Optimal Allocations Fund: Moderately Aggressive (“Moderately Aggressive”)
-	Gartmore Optimal Allocations Fund: Moderate (“Moderate”)
-	Gartmore Optimal Allocations Fund: Specialty (“Specialty”)

Each of the Funds is constructed as a “fund of funds,” which means that each of these Funds pursues its investment objectives primarily by allocating its investments among other affiliated and unaffiliated mutual funds (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Shares of the Underlying Funds in which the Funds invest are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds are generally valued as of the close of business of the regular session of trading on the New York Stock Exchange. Underlying Funds generally value securities and assets at fair market value.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Net investment income, if any, is declared daily and paid quarterly for the Funds. For all Funds, distributable net realized capital gains, if any, are declared and distributed at least annually.

2005 Semiannual Report 37

Notes to Financial Statements (Continued)
April 30, 2005 (Unaudited)

Optimal Series

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(d)                         Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of April 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)

Aggressive	$2,358,575	$32,312	$(56,443)	(24,130)

Moderately Aggressive	4,064,874	37,198	(66,146)	(28,948)

Moderate	4,983,775	44,218	(57,009)	(12,791)

Specialty	10,846,119	76,700	(418,653)	(341,953)

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust. For the Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as 12b-1 and administrative services fees) are charged to that class.

38 Semiannual Report 2005

(f)	Capital Share Transactions

Transactions in capital shares of the Funds were as follows:

	Aggressive		Moderately Aggressive
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	April 30, 2005	October 31, 2004 (a)	April 30, 2005	October 31, 2004 (a)

	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$632,895	$4,124	$1,277,575	$1,000
Dividends reinvested	944	—	1,840	—
Cost of shares redeemed	(9,067)	—	(2,809)	—

	624,772	4,124	1,276,606	1,000

Class B Shares
Proceeds from shares issued	214,723	1,000	353,921	7,000
Dividends reinvested	46	—	947	—
Cost of shares redeemed	(2,010)	—	(2,817)	—

	212,759	1,000	352,051	7,000

Class C Shares
Proceeds from shares issued	589,370	1,000	1,468,487	78,000
Dividends reinvested	350	—	3,365	—
Cost of shares redeemed	(1,658)	—	(2,056)	—

	588,062	1,000	1,469,796	78,000

Class R Shares
Proceeds from shares issued	138	1,000	149	1,000
Dividends reinvested	20	—	21	—

	158	1,000	170	1,000

Institutional Service Class Shares
Proceeds from shares issued	—	1,000	—	1,000
Dividends reinvested	23	—	23	—

	23	1,000	23	1,000

Institutional Class Shares
Proceeds from shares issued	—	1,000,000	—	1,000,000
Dividends reinvested	22,979	—	23,642	—

	22,979	1,000,000	23,642	1,000,000

Change in net assets from capital transactions	$1,448,753	$1,008,124	$3,122,288	$1,088,000

SHARE TRANSACTIONS:
Class A Shares
Issued	59,461	416	120,088	100
Reinvested	90	—	174	—
Redeemed	(862)	—	(261)	—

	58,689	416	120,001	100

Class B Shares
Issued	20,116	100	33,419	699
Reinvested	4	—	90	—
Redeemed	(188)	—	(267)	—

	19,932	100	33,242	699

Class C Shares
Issued	55,822	100	138,594	7,831
Reinvested	34	—	316	—
Redeemed	(153)	—	(191)	—

	55,703	100	138,719	7,831

Class R Shares
Issued	13	100	14	100
Reinvested	2	—	2	—

	15	100	16	100

Institutional Service Class Shares
Issued	—	100	—	100
Reinvested	2	—	2	—

	2	100	2	100

Institutional Class Shares
Issued	—	100,000	—	100,000
Reinvested	2,156	—	2,200	—

	2,156	100,000	2,200	100,000

Total change in shares	136,497	100,816	294,180	108,830

(a)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

2005 Semiannual Report 39

Notes to Financial Statements (Continued)
April 30, 2005 (Unaudited)

Optimal Series

	Moderate		Specialty
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	April 30, 2005	October 31, 2004 (a)	April 30, 2005	October 31, 2004 (a)

	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,379,963	$1,000	$5,038,650	$79,478
Dividends reinvested	2,209	—	17,080	—
Cost of shares redeemed	(2,783)	—	(1,594,434)	—

	1,379,389	1,000	3,461,296	79,478

Class B Shares
Proceeds from shares issued	515,917	1,000	603,732	999
Dividends reinvested	696	—	1,235	—
Cost of shares redeemed	(582)	—	(2,613)	—

	516,031	1,000	602,354	999

Class C Shares
Proceeds from shares issued	2,147,562	1,000	6,232,559	35,455
Dividends reinvested	1,140	—	7,587	—
Cost of shares redeemed	(10,051)	—	(289,909)	—

	2,138,651	1,000	5,950,237	35,455

Class R Shares
Proceeds from shares issued	149	1,000	140	999
Dividends reinvested	20	—	25	—

	169	1,000	165	999

Institutional Service Class Shares
Proceeds from shares issued	—	1,000	—	999
Dividends reinvested	23	—	27	—

	23	1,000	27	999

Institutional Class Shares
Proceeds from shares issued	—	1,000,000	36	999,159
Dividends reinvested	23,602	—	27,732	—

	23,602	1,000,000	27,768	999,159

Change in net assets from capital transactions	$4,057,865	$1,005,000	$10,041,847	$1,117,089

SHARE TRANSACTIONS:
Class A Shares
Issued	129,945	100	463,769	7,773
Reinvested	208	—	1,566	—
Redeemed	(261)	—	(146,614)	—

	129,892	100	318,721	7,773

Class B Shares
Issued	49,111	100	55,944	100
Reinvested	67	—	115	—
Redeemed	(55)	—	(236)	—

	49,123	100	55,823	100

Class C Shares
Issued	203,575	100	575,797	3,483
Reinvested	108	—	700	—
Redeemed	(952)	—	(26,965)	—

	202,731	100	549,532	3,483

Class R Shares
Issued	14	100	13	100
Reinvested	2	—	2	—

	16	100	15	100

Institutional Service Class Shares
Issued	—	100	—	100
Reinvested	2	—	2	—

	2	100	2	100

Institutional Class Shares
Issued	—	100,000	—	100,000
Reinvested	2,207	—	2,530	—

	2,207	100,000	2,530	100,000

Total change in shares	383,971	100,500	926,623	111,556

(a)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

40 Semiannual Report 2005

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreements, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Funds. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Under the terms of the Investment Advisory Agreements, each Fund pays GMF an investment advisory fee of 0.15% based on that Fund’s average daily net assets.

GMF and the Funds have entered into written contracts (“Expense Limitation Agreements”) limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative services fees) from exceeding 0.25% for all share classes of the Funds, until February 28, 2006.

GMF may request and receive reimbursement from certain Funds of the advisory fees waived and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreements at a later date not to exceed three fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF is not permitted.

As of the six months ended April 30, 2005, the cumulative potential reimbursements of the following Funds (unless otherwise indicated), based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursements to the Fund was made for expenses reimbursed by GMF or GMCM, would be:

	Amount	Six Months
	Fiscal Year	ended
Fund	2004	April 30, 2005

Aggressive	$40,836	$40,426

Moderately Aggressive	40,408	42,080

Moderate	40,411	40,160

Specialty	40,408	41,107

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Funds’ distributor, is compensated by the Funds for expenses associated with the distribution of Class A, Class B, Class C, and Class R shares of the Funds. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed 0.25% for Class A shares, 1.00% for Class B and Class C shares, and 0.50% for Class R shares.

Pursuant to an Underwriting Agreement, GDSI serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A shares. These fees are deducted from and are not included in proceeds from sales of Class A shares. From these fees, GDSI pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A shares of the Funds. GDSI also receives fees for services as principal underwriter for Class B shares of the Funds. These fees are contingent deferred sales charges (“CDSCs”) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder’s account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within six years of the purchase. Class C shares have a CDSC fee of 1% imposed on redemptions of Class C shares made within one year of purchase. For the six months ended April 30, 2005, GDSI received commissions of $208,343 from front-end sales charges of Class A shares and from CDSC fees from Class B and Class C shares of the Funds, of which $613 was reallowed to affiliated broker-dealers of the Funds.

2005 Semiannual Report 41

Notes to Financial Statements (Continued)
April 30, 2005 (Unaudited)

Optimal Series

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. to provide sub-administration and sub-transfer agency services, respectively, to the Funds.

Under the terms of an Administrative Services Plan, the Funds may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Funds; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A, Class R, Service Class, and Institutional Service Class shares of each of the Funds.

As of April 30, 2005, the advisers or affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund:

% of Shares
Outstanding
Fund	Owned

Aggressive	43%

Moderately Aggressive	26%

Moderate	21%

Specialty	10%

4. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of April 30, 2005.

5. Investment Transactions

Purchases and sales of Underlying Funds for the six months ended April 30, 2005, are summarized as follows:

Fund	Purchases	Sales

Aggressive	$1,507,939	$83,407

Moderately Aggressive	3,139,113	88,416

Moderate	4,144,035	112,006

Specialty	11,151,692	1,106,842

6. Approval of Investment Adviser Contract

A)	Optimal Allocation Series:

In determining whether to approve the investment advisory agreements for each of the four Optimal Allocation Series Funds, the Board of Trustees, including a majority of the Independent Trustees, considered a number of factors, as discussed in detail below.

The Trustees considered the nature, extent, and quality of services being provided to each Fund by the Adviser, in light of the fees that the Adviser receives from each Fund for the Adviser’s services.

In particular, the Trustees considered the contractual advisory fees for the Aggressive Fund, the Moderately Aggressive Fund, and the Specialty Fund and concluded that these fees were relatively high compared to advisory fees for other similar funds in each Fund’s respective peer group. The Trustees noted, however, that the Adviser is voluntarily waiving a portion of the Adviser’s fees and reimbursing expenses on behalf of each Optimal Allocations Fund. Consequently, the Trustees noted, the actual advisory fees of each of these Funds were among the lowest fees of each of their respective peer groups. The Trustees also considered the Moderate Fund’s contractual advisory fees and concluded that the fees (before any waivers or reimbursements) were among the lowest fees of this Fund’s peers and that this Fund’s actual advisory fees

42 Semiannual Report 2005

were the lowest of all of the Fund’s peers. Additionally, the Trustees considered that the Adviser’s profitability from investment management services with respect to each of these new Funds was negative.

The Trustees also considered each Fund’s performance during the Fund’s first quarter of operations and concluded that performance ranged: (i) from “adequate” with respect to the Moderately Aggressive Fund; (ii) to “good,” with respect to the Aggressive Fund; and (iii) to “very good” with respect to the Moderate Fund and the Specialty Fund, each of which Funds had the top performance of their respective peer group of eight funds. The Trustees also noted the relatively small number of funds in the Lipper, Inc. peer groups for each Fund, and requested that management work with Lipper, Inc., to attempt to expand the universe of peers for each Fund for future comparisons.

B)	Summary of Optimal Allocation Series:

Finally, the Trustees reviewed and considered potential ancillary benefits that the Adviser may derive from the Funds, including: (i) fee income for performing other services; (ii) soft dollars; and (iii) affiliated brokerage commissions that the Adviser and/or the Adviser’s affiliates may realize as a result of the Adviser’s and/or the affiliates’ respective relationship with the Funds.

Having considered this information as this information pertains to each respective Fund individually, the Trustees approved continuance of the investment advisory agreements for each Fund for the annual period commencing on February 28, 2005.

7.	Shareholder Meeting

A separate shareholders meeting was held on Tuesday, December 23, 2004, for the shareholders of the Trust pursuant to a Proxy Statement On Schedule 14A, dated October 29, 2004, and mailed to the shareholders of the GMF on or around November 5, 2004.

Two Proposals: The purpose of this December 23, 2004 meeting was to allow the shareholders of the Trust to vote on:

i.	Proposal One: The election of the Trust’s Board of Trustees; and

ii.	Proposal Two: The approval of an “Agreement and Plan of Reorganization” that provides for the reorganization of the Trust from an Ohio business trust into a Delaware statutory trust.

Proposal One: As set forth in the October 29, 2004 Proxy Statement, the nominees for election as Trustees of the Trust were: Charles E. Allen, Michael J. Baresich, Paula H.J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I. Jacobs, Thomas J. Kerr IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore.

Proposal Two: As specifically set forth in the October 29, 2004 Proxy Statement, the Reorganization proposal requested the shareholders of the Trust to approve the proposed “Agreement and Plan of Reorganization” of the existing Trust (on behalf of each of the Trust’s Funds) into a new Delaware-domiciled Trust, whereby the Funds of the new Delaware Trust would acquire all of the assets of the corresponding Funds of the existing Trust subject to the liabilities, expenses, costs, charges, and reserves of the corresponding Funds of the existing Trust (contingent or otherwise), in exchange for shares of the acquiring Funds to be distributed pro rata by the existing Trust to the holders of the shares of the Funds of the existing Trust, in a complete liquidation of the existing Trust.

2005 Semiannual Report 43

Notes to Financial Statements (Continued)
April 30, 2005 (Unaudited)

Optimal Series

GMF Voting Results:

The shareholders of GMF voted to approve both Proposal One and Proposal Two, as follows:

Proposal One: Election of a Board of Trustees of Gartmore Mutual Funds

Charles E. Allen:
FOR	1,484,045,010.745 shares	(96.963%)
WITHHOLD	46,475,965.981 shares	(3.037%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Michael J. Baresich:
FOR	1,479,546,876.136 shares	(96.669%)
WITHHOLD	50,974,100.590 shares	(3.331%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Paula H.J. Cholmondeley:
FOR	1,483,986,754.474 shares	(96.960%)
WITHHOLD	46,534,222.252 shares	(3.040%)
TOTAL	1,530,520,976.726 shares	(100.000%)

C. Brent DeVore:
FOR	1,483,232,555.715 shares	(96.910%)
WITHHOLD	47,288,421.011 shares	(3.090%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Phyllis Kay Dryden:
FOR	1,483,461,670.269 shares	(96.925%)
WITHHOLD	47,059,306.457 shares	(3.075%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Robert M. Duncan:
FOR	1,478,518,553.740 shares	(96.602%)
WITHHOLD	52,002,422.986 shares	(3.398%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Barbara L. Hennigar:
FOR	1,483,932,926.673 shares	(96.956%)
WITHHOLD	46,588,050.053 shares	(3.044%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Paul J. Hondros:
FOR	1,483,799,576.741 shares	(96.947%)
WITHHOLD	46,721,399.985 shares	(3.053%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Barbara I. Jacobs:
FOR	1,482,757,593.191 shares	(96.879%)
WITHHOLD	47,763,383.535 shares	(3.121%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Thomas J. Kerr IV:
FOR	1,477,143,243.388 shares	(96.512%)
WITHHOLD	53,377,733.338 shares	(3.488%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Douglas F. Kridler:
FOR	1,484,100,191.103 shares	(96.967%)
WITHHOLD	46,420,785.623 shares	(3.033%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Michael D. McCarthy:
FOR	1,483,352,898.255 shares	(96.918%)
WITHHOLD	47,168,078.471 shares	(3.082%)
TOTAL	1,530,520,976.726 shares	(100.000%)

44 Semiannual Report 2005

Proposal One: Election of a Board of Trustees of Gartmore Mutual Funds

Arden L. Shisler:
FOR	1,483,661,174.441 shares	(96.938%)
WITHHOLD	46,859,802.285 shares	(3.062%)
TOTAL	1,530,520,976.726 shares	(100.000%)

David C. Wetmore:
FOR	1,484,021,388.615 shares	(96.962%)
WITHHOLD	46,499,588.111 shares	(3.038%)
TOTAL	1,530,520,976.726 shares	(100.000%)

Proposal Two: Approval of the Agreement and Plan of Reorganization of Gartmore Mutual Funds

FOR	1,338,850,729.743 shares	(87.477%)
AGAINST	48,927,279.322 shares	(3.197%)
ABSTAIN	86,596,336.653 shares	(5.658%)
BROKER NON-VOTES	56,146,631.008 shares	(3.668%)
TOTAL	1,530,520,976.726 shares	(100.000%)

2005 Semiannual Report 45

Notes to Financial Statements (Continued)
April 30, 2005 (Unaudited)

Optimal Series

Management Information (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds

April 30, 2005

Name,				Number of Portfolios	Other
Address,	Position(s)	Length	Principal Occupation(s)	in the Gartmore Fund	Directorships
and Year	Held with	of Time	During Past	Complex	Held by Trustee
of Birth	the Trust	Served[1]	Five Years	Overseen by Trustee	or Nominee[2]

Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee	Since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	84	None

Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee	Since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.

C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee	Since 1990	Dr. DeVore is President of Otterbein College.	84	None

Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee	Since December 2004	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm, prior to 2002.	84	None

Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee	Since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None

46 Semiannual Report 2005

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds
April 30, 2005 (Continued)

Name,				Number of Portfolios	Other
Address,	Position(s)	Length	Principal Occupation(s)	in the Gartmore Fund	Directorships
and Year	Held with	of Time	During Past	Complex	Held by Trustee
of Birth	the Trust	Served[1]	Five Years	Overseen by Trustee	or Nominee[2]

Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee	Since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teachers Insurance Annuity Association-College Retirement Equity Funds).	84	None

Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee	Since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None

Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee	Since December 2004	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84 [3]	None

David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee and Chairman	Since 1995 and since February 2005	Retired. Mr. Wetmore was formerly a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	MKT 10, Inc.

*	Pursuant to the Trust’s mandatory retirement policy, Ms. Hennigar is expected to retire on or about January 12, 2006.
1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

2005 Semiannual Report 47

Management Information (Unaudited)

Optimal Series

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds
April 30, 2005 (Continued)

3	Mr. McCarthy also is an Administrative Committee Member for the Alphagen Arneb Fund, LLC , The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. McCarthy is expected to resign as an Administrative Committee Member on or before June 30, 2005.

Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $277,610 from the Trust for the Six Months Ended April 30, 2005. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

48 Semiannual Report 2005

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds
April 30, 2005

Name,				Number of Portfolios
Address,	Position(s)	Length	Principal Occupation(s)	in the Gartmore Fund	Other
and Year	Held with	of Time	During Past	Complex	Directorships
of Birth	the Trust	Served[1]	Five Years	Overseen by Trustee	Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee	Since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”)[3], Gartmore Investor Services, Inc. (“GISI”) [3], Gartmore Morley Capital Management, Inc. (“GMCM”)[3], Gartmore Morley Financial Services, Inc. (“GMFS”) [3], NorthPointe Capital, LLC (“NorthPointe”)[3], Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”) [3] and Gartmore SA Capital Trust (“GSA”)[3] ; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84[4]	None

Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee	Since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	84	Director of Nationwide Financial Services, Inc.

Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer	Since March 2001	Mr. Holland is Senior Vice President – Operations for GGI[3], GMFCT[3] , and GSA [3]. Prior to July 2000, Mr. Holland was Vice President for First Data Investor Services, an investment company service provider.	84	None

Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer	Since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84	None

2005 Semiannual Report 49

Management Information (Unaudited)

Optimal Series

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Funds
April 30, 2005 (Continued)

Name,				Number of Portfolios
Address,	Position(s)	Length	Principal Occupation(s)	in the Gartmore Fund	Other
and Year	Held with	of Time	During Past	Complex	Directorships
of Birth	the Trust	Served[1]	Five Years	Overseen by Trustee	Held by Trustee[2]
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary	Since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84	None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Mr. Hondros also is an Administrative Committee Member for the Alphagen Arneb Fund, LLC , The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA. Mr. Hondros is expected to resign as an Administrative Committee Member on or before June 30, 2005.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

50 Semiannual Report 2005

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Index Definitions

Standard & Poor’s 500 (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Lehman Brothers U.S. Aggregate Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Gartmore Funds
1200 River Road, Suite 1000
Conshohocken, PA 19428
www.gartmorefunds.com

Federal law requires the Trust, and each of its investment advisers and subadvisers, to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ Web site at www.gartmorefunds.com, or (iii) on the U.S. Securities and Exchange Commission’s Web site at www.sec.gov.

© 2005 Gartmore Global Investments, Inc.

All rights reserved.

AR-OPT 6/05

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-
2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert of the registrant’s board of trustees is Paula Cholmondeley, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.

Not applicable – The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e)  (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – The information required by this item is required only in an annual report on the Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

     Not applicable.

Item 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

     This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

     Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 9, 2004, and June 10, 2004, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable – The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

     Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

     Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

     Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GARTMORE MUTUAL FUNDS

By (Signature and Title)	/s/ GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ PAUL J. HONDROS
	Name:	Paul J. Hondros
	Title:	President & Chairman of the Board
	Date:	July 8, 2005

By (Signature and Title)	/s/ GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	July 8, 2005